Note 10 - Property and Equipment, Net (Details) - Summary of Property and Equipment, Net - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cost
Land	$ 2,510	$ 2,510
Buildings	6,066	8,055
Equipment	21,819	22,751
Furniture and fixtures	826	1,030
Leasehold improvements	1,785	2,052
Transportation equipment	698	668
Property leased to others	3,875	3,766
Prepayment for property and equipment	1,863	4,397
	39,442	45,229
Accumulated depreciation
Buildings	1,526	1,757
Equipment	20,965	20,887
	25,431	25,866
	14,011	19,363	$ 23,039
Furniture and Fixtures [Member]
Accumulated depreciation
Accumulated depreciation	744	886
Leasehold Improvements [Member]
Accumulated depreciation
Accumulated depreciation	1,474	1,701
Transportation Equipment [Member]
Accumulated depreciation
Accumulated depreciation	619	619
Property Leased to Others [Member]
Accumulated depreciation
Accumulated depreciation	$ 103	$ 16